Stockholders' equity - Summary of Total Value of Class A Common Shares (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
Disclosure of classes of share capital [line items]
Value Class A Common Shares as of January 1, 2024	$ 8,283,347
Value Class A Shares as of December 31, 2024	9,325,356
Class A
Disclosure of classes of share capital [line items]
Value Class A Shares as of December 31, 2024	$ 8,017,901